Offsets	Feb. 21, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Kraft Heinz Co
Form or Filing Type	S-3
File Number	333-250081-01
Initial Filing Date	Feb. 16, 2022
Fee Offset Claimed	$ 95,139.87
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Securities Associated with Fee Offset Claimed | shares	22,406,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 22,406,000,000
Offset Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act, the Registrants filed the Registration Statement on Form
S-3ASR
(File
No. 333-284906)
(the “Current Registration Statement”), which became automatically effective on February 13, 2025.

In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrants deferred payment of the entire registration fee associated with the Current Registration Statement, except for $2,137,382.49 of unused filing fees (the “Unused Filing Fees”) previously paid with respect to unsold securities having an aggregate initial offering price of $23,406,000,000 in connection with the filing of Post-Effective Amendment No. 1 to the Registration Statement on Form
S-3
(Registration
No. 333-250081)
(the “2022 Registration Statement”), which was filed on 02/16/2022 and registration statement on Form
S-3
filed on November 1, 2023 and declared effective on November 15, 2023 (File
No. 333-275255)
(the “2023 Registration Statement,” and together with the 2022 Registration Statement, the “Prior Registration Statements”).
In accordance with Rule 415(a)(6) under the Securities Act, offerings under the Prior Registration Statements were terminated upon filing of subsequent registration statements and, pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees will be applied to the fees payable pursuant to the Current Registration Statement and its related prospectus supplements on a pay-as-you-go
basis. On February 21, 2025, the Registrants filed prospectus supplement and offset filing fees then due by $152,889.490. As a result, a filing fee offset of $1,984,493.00 remains available to offset the current filing fee. The Registrants are offsetting the filing fee due under this prospectus supplement by $95,139.870, with $$1,889,353.13 remaining to be applied to future filings from this fee offset source.

Termination / Withdrawal Statement	In accordance with Rule 415(a)(6) under the Securities Act, offerings under the Prior Registration Statements were terminated upon filing of subsequent registration statements and, pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees will be applied to the fees payable pursuant to the Current Registration Statement and its related prospectus supplements on a pay-as-you-go
basis. On February 21, 2025, the Registrants filed prospectus supplement and offset filing fees then due by $152,889.490. As a result, a filing fee offset of $1,984,493.00 remains available to offset the current filing fee.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Kraft Heinz Co
Form or Filing Type	S-3
File Number	333-250081-01
Filing Date	Feb. 16, 2022
Fee Paid with Fee Offset Source	$ 95,139.87
Termination / Withdrawal Statement	In accordance with Rule 415(a)(6) under the Securities Act, offerings under the Prior Registration Statements were terminated upon filing of subsequent registration statements and, pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees will be applied to the fees payable pursuant to the Current Registration Statement and its related prospectus supplements on a pay-as-you-go
basis. On February 21, 2025, the Registrants filed prospectus supplement and offset filing fees then due by $152,889.490. As a result, a filing fee offset of $1,984,493.00 remains available to offset the current filing fee.